Business combinations - Total Consideration Transferred (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 15, 2019	Mar. 29, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Liabilities assumed
Excess purchase price (goodwill)			$ 23,991	$ 24,838	$ 21,529	$ 19,622
Deutsche Bank’s Global Trust Solutions
Business Acquisition [Line Items]
Total consideration transferred		$ 24,680
Assets acquired
Cash due from banks		3,958
Intangible assets		16,932
Other assets		4,548
Total assets acquired		25,438
Liabilities assumed
Liabilities acquired		(4,626)
Excess purchase price (goodwill)		$ 3,868
Acquired finite-lived intangible assets, useful life		15 years	15 years
ABN AMRO (Channel Islands) Limited Acquisition
Business Acquisition [Line Items]
Total consideration transferred	$ 201,107
Assets acquired
Cash due from banks	3,016,859
Loans	654,503
Intangible assets	24,371
Other assets	31,674
Total assets acquired	3,727,407
Liabilities assumed
Deposits	(3,493,239)
Other liabilities	(33,061)
Liabilities acquired	(3,526,300)
Excess purchase price (goodwill)	$ 0